Equipment and leasehold improvements (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Main office space [Member]
Disclosure of initial application of standards or interpretations [line items]
Lease term	15 years
Representative office [Member] | Minimum
Disclosure of initial application of standards or interpretations [line items]
Lease term	3 years
Representative office [Member] | Maximum
Disclosure of initial application of standards or interpretations [line items]
Lease term	5 years
IFRS 16 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Buildings [member]
Disclosure of initial application of standards or interpretations [line items]
Balance at Beginning	$ 12,522	$ 17,435
Additions	68	14
Depreciation of right-of-use assets	(1,128)	(1,440)
Effect of changes in exchange rates	(34)	7
Reclassification to investment property	0	(3,494)
Decrease	(205)	0
Balance at Ending	$ 11,223	$ 12,522